Financial Instruments - Counterparty Credit Risk Management (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Expected credit loss rate	1.00%	1.00%
Derivative financial asset (liability), net	$ 6	$ 55	$ (24)
Credit risk
Disclosure of detailed information about financial instruments [line items]
Derivative financial asset (liability), net	$ 7	$ 140